Accrued Expenses and Other Current Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of accrued expenses and other current liabilities
Compensation and benefits	$ 293,333	$ 39,344	$ 817,656
Deferred rent	33,894	30,354	40,475
Professional fees	60,401	163,500
Other accrued expenses	6,851	6,851	6,852
Total accrued expenses and other current liabilities	$ 394,479	$ 240,049	$ 864,983